Segment Report - Schedule of Segment Report (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue		$ 3,892.1	$ 2,967.1	$ 2,577.8
Cost of sales		(2,150.4)	(2,033.5)	(2,043.0)
Cost of sales before gold inventory change and amortisation and depreciation		(1,554.6)	(1,466.5)	(1,390.8)
Gold inventory change		65.5	43.0	16.2
Amortisation and depreciation		(661.3)	(610.0)	(668.4)
Share-based payments		(14.5)	(20.5)	(37.5)
Long-term incentive plan		(51.3)	(9.1)	(1.1)
Exploration expense		(49.7)	(84.4)	(104.2)
Restructuring costs	[1]	(2.0)	(0.6)	(113.9)
Tarkwa ECL		(29.0)	0.0
Silicosis settlement costs		(0.3)	1.6	4.5
Profit/(loss) on disposal of assets		(0.2)	1.2	(51.6)
Investment income		8.7	7.3	7.8
Finance expense		(126.7)	(102.2)	(88.0)
Gain on acquisition of Asanko		0.0	0.0	51.8
Royalties		(105.0)	(73.7)	(62.5)
Mining and income taxation		(432.5)	(175.6)	65.9
Profit/(loss) for the year		745.4	174.7	(344.8)
Owners of the parent		723.0	161.6	(348.2)
Non-controlling interest holders		22.4	13.1	3.4
Total assets (excluding deferred taxation)		7,472.8	6,561.3
Total liabilities (excluding deferred taxation)		3,644.6	3,652.6
Corporate and other [member]
Disclosure of operating segments [line items]
Revenue		0.0	0.0	0.0
Cost of sales		(11.9)	(10.9)	(3.1)
Cost of sales before gold inventory change and amortisation and depreciation		0.1	0.1	0.6
Gold inventory change		0.0	0.0	0.0
Amortisation and depreciation		(12.0)	(11.0)	(3.7)
Other income/(costs)		13.0	(20.8)	(44.5)
Loss on financial instruments		158.8	(51.3)
Share-based payments		(7.9)	(10.5)	(10.4)
Long-term incentive plan		(13.6)	(5.3)	(1.6)
Exploration expense		(31.4)	(50.0)	(65.0)
Profit on disposal of Maverix Metals Incorporated			14.6
Restructuring costs		0.0	0.0	0.0
Tarkwa ECL		0.0
Silicosis settlement costs		(0.3)	1.6	4.5
Impairment and reversal of impairment of investments and assets, net		62.3	(9.6)	(272.2)
Profit/(loss) on disposal of assets		0.0	0.0	0.0
Investment income		(3.8)	(4.8)	(2.3)
Finance expense		(73.5)	(50.7)	(54.5)
Gain on acquisition of Asanko				51.8
Royalties		0.0	0.0	0.0
Mining and income taxation		(35.4)	(4.0)	29.8
Current taxation		(18.7)	(6.1)	(13.9)
Deferred taxation		(16.7)	2.1	43.7
Profit/(loss) for the year		56.3	(201.7)	(381.8)
Owners of the parent		56.3	(201.7)	(381.8)
Non-controlling interest holders		0.0	0.0	0.0
Total assets (excluding deferred taxation)		402.5	32.8	806.9
Total liabilities (excluding deferred taxation)		(347.0)	(7.3)	647.8
Net deferred taxation (assets)/liabilities		(32.8)	(53.4)	(59.1)
Capital expenditure		97.8	2.8	15.1
Group including Asanko [member]
Disclosure of operating segments [line items]
Revenue		4,080.3	3,120.4	2,632.7
Cost of sales		(2,267.4)	(2,166.9)	(2,095.9)
Cost of sales before gold inventory change and amortisation and depreciation		(1,661.7)	(1,555.2)	(1,432.4)
Gold inventory change		78.5	41.3	20.4
Amortisation and depreciation		(684.2)	(653.0)	(683.9)
Other income/(costs)		(67.2)	(77.7)	(30.8)
Loss on financial instruments		(238.9)	(238.0)
Share-based payments		(14.5)	(20.5)	(37.5)
Long-term incentive plan		(51.3)	(9.1)	(1.1)
Exploration expense		(49.7)	(84.4)	(104.2)
Profit on disposal of Maverix Metals Incorporated			14.6
Restructuring costs		(2.0)	(0.6)	(113.9)
Tarkwa ECL		29.0
Silicosis settlement costs		(0.3)	1.6	4.5
Impairment and reversal of impairment of investments and assets, net		50.6	(9.8)	(520.3)
Profit/(loss) on disposal of assets		(0.2)	1.2	(51.6)
Investment income		8.7	7.3	7.8
Finance expense		(126.7)	(102.2)	(88.0)
Gain on acquisition of Asanko				51.8
Royalties		(114.4)	(81.4)	(65.3)
Mining and income taxation		(432.5)	(175.4)	65.9
Current taxation		(366.5)	(190.6)	(145.7)
Deferred taxation		(66.0)	15.2	211.6
Profit/(loss) for the year		745.4	179.1	(345.9)
Owners of the parent		723.0	166.0	(349.3)
Non-controlling interest holders		22.4	13.1	3.4
Total assets (excluding deferred taxation)		7,232.8	6,295.8	5,640.2
Total liabilities (excluding deferred taxation)		3,144.7	3,219.0	2,747.9
Net deferred taxation (assets)/liabilities		259.9	168.1	185.4
Capital expenditure		614.9	639.3	827.0
Group excluding Asanko [member]
Disclosure of operating segments [line items]
Revenue		3,892.1	2,967.1	2,577.8
Cost of sales		(2,150.4)	(2,033.5)	(2,043.0)
Cost of sales before gold inventory change and amortisation and depreciation		(1,554.6)	(1,466.5)	(1,390.8)
Gold inventory change		65.5	43.0	16.2
Amortisation and depreciation		(661.3)	(610.0)	(668.4)
Other income/(costs)		(5.5)	(69.7)	(30.5)
Loss on financial instruments		(238.9)	(238.0)
Share-based payments		(14.5)	(20.5)	(37.5)
Long-term incentive plan		(51.3)	(9.1)	(1.1)
Exploration expense		(49.7)	(84.4)	(104.2)
Profit on disposal of Maverix Metals Incorporated			14.6
Restructuring costs		(2.0)	(0.6)	(113.9)
Tarkwa ECL		29.0
Silicosis settlement costs		(0.3)	1.6	4.5
Impairment and reversal of impairment of investments and assets, net		50.6	(9.8)	(520.3)
Profit/(loss) on disposal of assets		(0.2)	1.2	(51.6)
Investment income		8.7	7.3	7.8
Finance expense		(126.7)	(102.2)	(88.0)
Gain on acquisition of Asanko				51.8
Royalties		(105.0)	(73.7)	(62.5)
Mining and income taxation		(432.5)	(175.6)	65.9
Current taxation		(366.5)	(190.6)	(145.7)
Deferred taxation		(66.0)	15.0	211.6
Profit/(loss) for the year		745.4	174.7	(344.8)
Owners of the parent		723.0	161.6	(348.2)
Non-controlling interest holders		22.4	13.1	3.4
Total assets (excluding deferred taxation)		7,232.8	6,295.8	5,640.2
Total liabilities (excluding deferred taxation)		3,144.7	3,219.0	2,747.9
Net deferred taxation (assets)/liabilities		259.9	168.1	185.4
Capital expenditure		583.7	612.5	814.2
South Africa [member] | South deep [member]
Disclosure of operating segments [line items]
Revenue		400.1	314.8	210.1
Cost of sales		(258.1)	(275.1)	(320.5)
Cost of sales before gold inventory change and amortisation and depreciation		(227.2)	(245.9)	(262.0)
Gold inventory change		(1.8)	3.7	(9.6)
Amortisation and depreciation		(29.1)	(32.9)	(48.9)
Other income/(costs)		(1.5)	(3.0)	(6.3)
Loss on financial instruments		(84.7)	(25.8)
Share-based payments		0.6	0.8	(4.7)
Long-term incentive plan		(5.0)	(1.0)	0.1
Exploration expense		0.0	0.0	0.0
Profit on disposal of Maverix Metals Incorporated			0.0
Restructuring costs		0.0	(0.3)	(11.2)
Tarkwa ECL		0.0
Silicosis settlement costs		0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0	0.0
Profit/(loss) on disposal of assets		0.1	0.7	1.0
Investment income		1.7	1.0	0.9
Finance expense		(2.0)	(6.6)	(9.6)
Gain on acquisition of Asanko				0.0
Royalties		(2.0)	(1.6)	(1.0)
Mining and income taxation		(13.9)	3.4	162.7
Current taxation		0.0	0.0	0.0
Deferred taxation		(13.9)	3.4	162.7
Profit/(loss) for the year		35.3	7.2	(224.7)
Owners of the parent		35.0	7.2	(224.7)
Non-controlling interest holders		0.3	0.0	0.0
Total assets (excluding deferred taxation)		881.2	875.0	807.6
Total liabilities (excluding deferred taxation)		1,287.2	1,357.9	1,272.7
Net deferred taxation (assets)/liabilities		(176.0)	(201.0)	(189.0)
Capital expenditure		49.1	33.1	58.3
Ghana [member]
Disclosure of operating segments [line items]
Revenue		1,516.7	1,162.0	950.8
Cost of sales		(829.6)	(826.1)	(754.3)
Cost of sales before gold inventory change and amortisation and depreciation		(634.7)	(568.9)	(483.8)
Gold inventory change		71.8	21.5	13.2
Amortisation and depreciation		(266.7)	(278.7)	(283.7)
Other income/(costs)		(6.7)	(35.1)	7.2
Loss on financial instruments		(93.9)	(35.1)
Share-based payments		(2.9)	(5.2)	(8.9)
Long-term incentive plan		(11.2)	(1.0)	0.4
Exploration expense		0.0	0.0	(0.4)
Profit on disposal of Maverix Metals Incorporated			0.0
Restructuring costs		(1.2)	(0.3)	(102.7)
Tarkwa ECL		29.0
Silicosis settlement costs		0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net		(9.8)	0.0	0.0
Profit/(loss) on disposal of assets		0.0	0.3	(38.0)
Investment income		10.4	10.1	8.3
Finance expense		(26.4)	(27.2)	(14.1)
Gain on acquisition of Asanko				0.0
Royalties		(62.5)	(43.8)	(31.3)
Mining and income taxation		(175.7)	(67.3)	13.9
Current taxation		(129.6)	(72.5)	(19.6)
Deferred taxation		(46.1)	5.2	33.5
Profit/(loss) for the year		278.1	131.1	30.9
Owners of the parent		256.3	118.4	27.5
Non-controlling interest holders		21.8	12.7	3.2
Total assets (excluding deferred taxation)		2,569.1	2,214.3	1,689.8
Total liabilities (excluding deferred taxation)		735.3	638.5	239.1
Net deferred taxation (assets)/liabilities		287.7	241.5	246.5
Capital expenditure		198.3	228.6	307.4
Ghana [member] | Tarkwa [member]
Disclosure of operating segments [line items]
Revenue		927.7	720.4	666.9
Cost of sales		(465.1)	(497.2)	(477.1)
Cost of sales before gold inventory change and amortisation and depreciation		(294.5)	(329.8)	(298.7)
Gold inventory change		(2.4)	14.4	(10.1)
Amortisation and depreciation		(168.2)	(181.8)	(168.3)
Other income/(costs)		(1.7)	(12.8)	(0.9)
Loss on financial instruments		(67.2)	(23.8)
Share-based payments		(2.9)	(3.4)	(6.8)
Long-term incentive plan		(8.1)	(0.7)	0.4
Exploration expense		0.0	0.0	0.0
Profit on disposal of Maverix Metals Incorporated			0.0
Restructuring costs		(1.2)	(0.3)	(88.8)
Tarkwa ECL		29.0
Silicosis settlement costs		0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0	0.0
Profit/(loss) on disposal of assets		0.0	0.2	(38.0)
Investment income		9.6	10.1	8.3
Finance expense		(14.7)	(12.9)	(4.3)
Gain on acquisition of Asanko				0.0
Royalties		(37.1)	(25.8)	(21.2)
Mining and income taxation		(136.8)	(52.4)	1.8
Current taxation		(129.6)	(72.5)	(19.6)
Deferred taxation		(7.2)	20.1	21.4
Profit/(loss) for the year		173.5	101.3	40.1
Owners of the parent		156.2	91.2	36.1
Non-controlling interest holders		17.3	10.1	4.0
Total assets (excluding deferred taxation)		2,035.1	1,773.8	1,530.6
Total liabilities (excluding deferred taxation)		359.7	276.9	116.4
Net deferred taxation (assets)/liabilities		248.9	241.6	261.7
Capital expenditure		147.2	125.5	156.1
Ghana [member] | Damang [member]
Disclosure of operating segments [line items]
Revenue		400.8	288.3	229.0
Cost of sales		(247.5)	(195.5)	(224.3)
Cost of sales before gold inventory change and amortisation and depreciation		(233.1)	(150.4)	(143.5)
Gold inventory change		61.2	8.8	19.1
Amortisation and depreciation		(75.6)	(53.9)	(99.9)
Other income/(costs)		(2.7)	(14.3)	8.4
Loss on financial instruments		(26.7)	(11.3)
Share-based payments		0.0	(1.8)	(2.1)
Long-term incentive plan		(3.1)	(0.3)	0.0
Exploration expense		0.0	0.0	(0.4)
Profit on disposal of Maverix Metals Incorporated			0.0
Restructuring costs		0.0	0.0	0.0
Tarkwa ECL		0.0
Silicosis settlement costs		0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net		(9.8)	0.0	0.0
Profit/(loss) on disposal of assets		0.0	0.1	0.0
Investment income		0.8	0.0	0.0
Finance expense		(11.7)	(14.3)	(9.8)
Gain on acquisition of Asanko				0.0
Royalties		(16.0)	(10.3)	(7.3)
Mining and income taxation		(38.9)	(15.1)	12.1
Current taxation		0.0	0.0	0.0
Deferred taxation		(38.9)	(15.1)	12.1
Profit/(loss) for the year		45.2	25.5	(8.3)
Owners of the parent		40.7	22.9	(7.5)
Non-controlling interest holders		4.5	2.6	(0.8)
Total assets (excluding deferred taxation)		534.0	440.5	159.2
Total liabilities (excluding deferred taxation)		375.6	361.6	122.7
Net deferred taxation (assets)/liabilities		38.8	(0.1)	(15.2)
Capital expenditure		19.9	76.3	138.5
Ghana [member] | Asanko [member]
Disclosure of operating segments [line items]
Revenue		188.2	153.3	54.9
Cost of sales		(117.0)	(133.4)	(52.9)
Cost of sales before gold inventory change and amortisation and depreciation		(107.1)	(88.7)	(41.6)
Gold inventory change		13.0	(1.7)	4.2
Amortisation and depreciation		(22.9)	(43.0)	(15.5)
Other income/(costs)		(2.3)	(8.0)	(0.3)
Loss on financial instruments		0.0	0.0
Share-based payments		0.0	0.0	0.0
Long-term incentive plan		0.0	0.0	0.0
Exploration expense		0.0	0.0	0.0
Profit on disposal of Maverix Metals Incorporated			0.0
Restructuring costs		0.0	0.0	0.0
Tarkwa ECL		0.0
Silicosis settlement costs		0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0	0.0
Profit/(loss) on disposal of assets		0.0	0.0	0.0
Investment income		0.0	0.0	0.0
Finance expense		0.0	0.0	0.0
Gain on acquisition of Asanko				0.0
Royalties		(9.4)	(7.7)	(2.8)
Mining and income taxation		0.0	0.2	0.0
Current taxation		0.0	0.0	0.0
Deferred taxation		0.0	0.2	0.0
Profit/(loss) for the year		59.4	4.3	(1.1)
Owners of the parent		59.4	4.3	(1.1)
Non-controlling interest holders		0.0	0.0	0.0
Total assets (excluding deferred taxation)		0.0	0.0	0.0
Total liabilities (excluding deferred taxation)		0.0	0.0	0.0
Net deferred taxation (assets)/liabilities		0.0	0.0	0.0
Capital expenditure		31.2	26.8	12.8
Peru [member] | Cerro corona [member]
Disclosure of operating segments [line items]
Revenue		368.8	399.0	351.0
Cost of sales		(232.0)	(255.0)	(236.6)
Cost of sales before gold inventory change and amortisation and depreciation		(158.3)	(168.4)	(160.3)
Gold inventory change		3.9	6.0	5.5
Amortisation and depreciation		(77.6)	(92.6)	(81.8)
Other income/(costs)		(4.8)	(4.7)	1.5
Loss on financial instruments		(14.0)	0.0
Share-based payments		(1.5)	(1.1)	(4.3)
Long-term incentive plan		(5.3)	(0.4)	0.4
Exploration expense		(1.4)	(4.4)	(1.1)
Profit on disposal of Maverix Metals Incorporated			0.0
Restructuring costs		0.0	0.0	0.0
Tarkwa ECL		0.0
Silicosis settlement costs		0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net		(1.9)	(0.2)	(1.9)
Profit/(loss) on disposal of assets		0.0	0.0	0.0
Investment income		0.0	0.0	0.0
Finance expense		(5.6)	(7.0)	(5.0)
Gain on acquisition of Asanko				0.0
Royalties		(5.6)	(5.5)	(5.1)
Mining and income taxation		(42.8)	(37.6)	(56.4)
Current taxation		(52.2)	(56.3)	(52.1)
Deferred taxation		9.4	18.7	(4.3)
Profit/(loss) for the year		53.9	83.1	42.6
Owners of the parent		53.6	82.7	42.4
Non-controlling interest holders		0.3	0.4	0.2
Total assets (excluding deferred taxation)		771.8	744.4	707.0
Total liabilities (excluding deferred taxation)		318.1	232.1	209.9
Net deferred taxation (assets)/liabilities		57.0	66.4	85.1
Capital expenditure		49.9	56.1	33.2
Australia [member]
Disclosure of operating segments [line items]
Revenue		1,794.7	1,244.6	1,120.8
Cost of sales		(935.9)	(799.7)	(781.3)
Cost of sales before gold inventory change and amortisation and depreciation		(641.6)	(572.1)	(526.9)
Gold inventory change		4.5	10.2	11.4
Amortisation and depreciation		(298.8)	(237.8)	(265.8)
Other income/(costs)		(7.8)	(14.1)	14.8
Loss on financial instruments		(205.1)	(125.8)
Share-based payments		(2.8)	(4.5)	(9.2)
Long-term incentive plan		(16.2)	(1.4)	(0.4)
Exploration expense		(16.9)	(30.0)	(37.2)
Profit on disposal of Maverix Metals Incorporated			0.0
Restructuring costs		(0.8)	0.0	0.0
Tarkwa ECL		0.0
Silicosis settlement costs		0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0	0.0
Profit/(loss) on disposal of assets		(0.3)	0.2	0.0
Investment income		0.4	1.0	0.0
Finance expense		(19.2)	(10.7)	(4.6)
Gain on acquisition of Asanko				0.0
Royalties		(44.3)	(30.5)	(27.9)
Mining and income taxation		(164.7)	(69.9)	0.0
Current taxation		(166.0)	(55.7)	0.0
Deferred taxation		1.3	(14.2)	0.0
Profit/(loss) for the year		381.2	159.3	0.0
Owners of the parent		381.2	159.3	0.0
Non-controlling interest holders		0.0	0.0	0.0
Total assets (excluding deferred taxation)		2,608.2	2,429.3	1,501.7
Total liabilities (excluding deferred taxation)		1,151.2	997.8	276.8
Net deferred taxation (assets)/liabilities		124.1	114.7	0.0
Capital expenditure		219.8	318.7	278.7
Australia [member] | St Ives [member]
Disclosure of operating segments [line items]
Revenue		691.4	505.0	464.7
Cost of sales		(347.5)	(333.8)	(332.2)
Cost of sales before gold inventory change and amortisation and depreciation		(240.7)	(231.3)	(200.9)
Gold inventory change		6.6	2.5	14.9
Amortisation and depreciation		(113.4)	(105.0)	(146.2)
Other income/(costs)		(3.3)	(5.4)	4.5
Loss on financial instruments		(80.1)	(49.3)
Share-based payments		(0.8)	(1.7)	(3.5)
Long-term incentive plan		(6.0)	(0.5)	(0.2)
Exploration expense		(7.5)	(10.0)	(18.2)
Profit on disposal of Maverix Metals Incorporated			0.0
Restructuring costs		(0.8)	0.0	0.0
Tarkwa ECL		0.0
Silicosis settlement costs		0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0	0.0
Profit/(loss) on disposal of assets		0.0	(0.4)	(0.3)
Investment income		0.2	0.4	0.4
Finance expense		(1.7)	(2.7)	(2.5)
Gain on acquisition of Asanko				0.0
Royalties		0.0	0.0	0.0
Mining and income taxation		0.0	0.0	0.0
Current taxation		0.0	0.0	0.0
Deferred taxation		0.0	0.0	0.0
Profit/(loss) for the year		0.0	0.0	0.0
Owners of the parent		0.0	0.0	0.0
Non-controlling interest holders		0.0	0.0	0.0
Total assets (excluding deferred taxation)		802.5	792.7	702.4
Total liabilities (excluding deferred taxation)		171.9	160.1	135.2
Net deferred taxation (assets)/liabilities		0.0	0.0	0.0
Capital expenditure		73.5	98.3	127.2
Australia [member] | Agnew Lawlers [member]
Disclosure of operating segments [line items]
Revenue		411.5	304.6	301.1
Cost of sales		(228.3)	(224.9)	(236.4)
Cost of sales before gold inventory change and amortisation and depreciation		(157.3)	(164.6)	(159.7)
Gold inventory change		(5.4)	2.6	(1.7)
Amortisation and depreciation		(65.6)	(62.9)	(75.0)
Other income/(costs)		(1.7)	(0.4)	9.1
Loss on financial instruments		(48.0)	(28.7)
Share-based payments		(0.6)	(1.2)	(2.6)
Long-term incentive plan		(4.1)	(0.4)	0.0
Exploration expense		(2.0)	(2.8)	(8.0)
Profit on disposal of Maverix Metals Incorporated			0.0
Restructuring costs		0.0	0.0	0.0
Tarkwa ECL		0.0
Silicosis settlement costs		0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0	0.0
Profit/(loss) on disposal of assets		0.2	0.3	(0.1)
Investment income		0.1	0.3	0.2
Finance expense		(5.1)	(2.1)	(1.0)
Gain on acquisition of Asanko				0.0
Royalties		0.0	0.0	0.0
Mining and income taxation		0.0	0.0	0.0
Current taxation		0.0	0.0	0.0
Deferred taxation		0.0	0.0	0.0
Profit/(loss) for the year		0.0	0.0	0.0
Owners of the parent		0.0	0.0	0.0
Non-controlling interest holders		0.0	0.0	0.0
Total assets (excluding deferred taxation)		755.4	567.0	492.6
Total liabilities (excluding deferred taxation)		173.4	114.9	66.5
Net deferred taxation (assets)/liabilities		0.0	0.0	0.0
Capital expenditure		51.9	76.1	72.8
Australia [member] | Granny Smith [member]
Disclosure of operating segments [line items]
Revenue		466.4	383.8	355.0
Cost of sales		(228.3)	(212.7)	(212.7)
Cost of sales before gold inventory change and amortisation and depreciation		(170.2)	(157.0)	(166.3)
Gold inventory change		3.1	(0.3)	(1.8)
Amortisation and depreciation		(61.2)	(55.4)	(44.6)
Other income/(costs)		(2.6)	(7.9)	1.1
Loss on financial instruments		(51.6)	(39.3)
Share-based payments		(0.8)	(1.3)	(3.1)
Long-term incentive plan		(4.6)	(0.4)	(0.2)
Exploration expense		(6.2)	(17.0)	(11.0)
Profit on disposal of Maverix Metals Incorporated			0.0
Restructuring costs		0.0	0.0	0.0
Tarkwa ECL		0.0
Silicosis settlement costs		0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0	0.0
Profit/(loss) on disposal of assets		(0.5)	0.3	0.0
Investment income		0.1	0.3	0.3
Finance expense		(2.4)	(2.7)	(1.0)
Gain on acquisition of Asanko				0.0
Royalties		0.0	0.0	0.0
Mining and income taxation		0.0	0.0	0.0
Current taxation		0.0	0.0	0.0
Deferred taxation		0.0	0.0	0.0
Profit/(loss) for the year		0.0	0.0	0.0
Owners of the parent		0.0	0.0	0.0
Non-controlling interest holders		0.0	0.0	0.0
Total assets (excluding deferred taxation)		367.6	419.2	306.7
Total liabilities (excluding deferred taxation)		222.4	122.0	75.1
Net deferred taxation (assets)/liabilities		0.0	0.0	0.0
Capital expenditure		66.4	72.2	78.8
Australia [member] | Gruyere Australia [member]
Disclosure of operating segments [line items]
Revenue		225.4	51.2	0.0
Cost of sales		(131.6)	(28.2)	0.0
Cost of sales before gold inventory change and amortisation and depreciation		(73.4)	(19.1)	0.0
Gold inventory change		0.3	5.4	0.0
Amortisation and depreciation		(58.5)	(14.5)	0.0
Other income/(costs)		(0.1)	(0.4)	(3.5)
Loss on financial instruments		(25.4)	(8.5)
Share-based payments		(0.6)	(0.3)	0.0
Long-term incentive plan		(1.5)	(0.1)	0.0
Exploration expense		(1.2)	(0.2)	(0.5)
Profit on disposal of Maverix Metals Incorporated			0.0
Restructuring costs		0.0	0.0	0.0
Tarkwa ECL		0.0
Silicosis settlement costs		0.0	0.0	0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0	0.0
Profit/(loss) on disposal of assets		0.0	0.0	0.0
Investment income		0.0	0.0	0.0
Finance expense		(10.0)	(3.2)	(0.2)
Gain on acquisition of Asanko				0.0
Royalties		0.0	0.0	0.0
Mining and income taxation		0.0	0.0	1.2
Current taxation		0.0	0.0	29.5
Deferred taxation		0.0	0.0	(28.3)
Profit/(loss) for the year		0.0	0.0	(3.0)
Owners of the parent		0.0	0.0	0.0
Non-controlling interest holders		0.0	0.0	0.0
Total assets (excluding deferred taxation)		682.7	650.4	127.2
Total liabilities (excluding deferred taxation)		583.5	600.8	101.6
Net deferred taxation (assets)/liabilities		0.0	0.0	30.5
Capital expenditure		$ 28.0	$ 72.1	$ 134.3

[1]	The restructuring costs in 2020 comprise mainly separation packages at Tarkwa amounting to US$1.2 million (2019: US$0.3 million and 2018: US$88.8 million), St Ives of US$0.8 million (2019: US$nil and 2018: US$nil), South Deep amounting to US$nil (2019: US$0.3 million and 2018: US$11.2 million) and Damang amounting to US$nil (2019: US$nil and 2018: US$13.9 million). The restructuring costs of US$88.8 million at Tarkwa in 2018 related to the transition to contractor mining.